Retirement Plans (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net Periodic Pension Expense For Qualified And Nonqualified U.S. Defined Benefit Plans

	2011		2010		2009
In millions	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Service cost	$121	$2	$116	$3	$120	$4
Interest cost	544	12	541	12	537	12
Expected return on plan assets	(713)	(12)	(631)	(11)	(634)	(10)
Actuarial loss / (gain)	212	0	174	0	160	(2)
Amortization of prior service cost	31	0	31	0	30	0
Curtailment gain	0	0	0	(2)	0	(1)
Settlement gain	0	(1)	0	(2)	0	0
Net periodic pension expense (a)	$195	$1	231	$0	$213	$3

(a)

Excludes $83.2 million in 2009 of termination benefits, in connection with cost reduction programs and facility rationalizations, that were recorded in Restructuring and other charges in the consolidated statement of operations.

Pension Allocations By Type Of Fund And Target Allocations

Asset Class	2011	2010	Target Allocations
Equity accounts	43%	49%	40% - 51%
Fixed income accounts	34%	31%	30% - 40%
Real estate accounts	11%	8%	7% - 13%
Other	12%	12%	9% - 18%
Total	100%	100%

Fair Value Of Pension Plans Assets By Asset Class

Fair Value Measurement at December 31, 2011
Asset Class	Total	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions
Equities – domestic	$1,889	$1,130	$758	$1
Equities – international	1,231	959	272	0
Common collective funds – fixed income	293		293	0
Corporate bonds	744	0	744	0
Government securities	983	0	983	0
Mortgage backed securities	124	0	124	0
Other fixed income	25	0	16	9
Commodities	213	0	213	0
Hedge funds	699	0	0	699
Private equity	473	0	0	473
Real estate	872	0	0	872
Derivatives	303	0	0	303
Cash and cash equivalents	336	2	334	0
Total Investments	$8,185	$2,091	$3,737	$2,357

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

In millions	Equities- Domestic	Fixed Income Common Collective Funds	Other Fixed Income	Comm- odities	Hedge Funds	Private Equity	Real Estate	Deriv- atives	Total
Beginning balance at December 31, 2010	$4	$14	$5	$234	$662	$415	$650	$338	$2,322
Actual return on plan assets:
Relating to assets still held at the reporting date	0	(3)	0	(11)	(4)	11	57	27	77
Relating to assets sold during the period	0	3	0	1	15	(6)	0	44	57
Purchases, sales and settlements	0	(14)	1	(27)	7	53	165	(107)	78
Transfers in and/or out of Level 3	(3)	0	3	(197)	19	0	0	1	(177)
Ending balance at December 31, 2011	$1	$0	$9	$0	$699	$473	$872	$303	$2,357

Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Net Funded Status

	2011		2010
In millions	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Change in projected benefit obligation:
Benefit obligation, January 1	$9,824	$183	$9,544	$186
Service cost	121	2	116	3
Interest cost	544	12	541	12
Curtailments	0	0	0	(3)
Settlements	0	(2)	0	(14)
Actuarial loss	692	0	264	11
Acquisitions	0	4	0	0
Plan merger	5	0	0	0
Benefits paid	(631)	(9)	(646)	(7)
Restructuring	0	0	(2)	0
Plan amendments	0	0	7	0
Effect of foreign currency exchange rate movements	0	(7)	0	(5)
Benefit obligation, December 31	$10,555	$183	$9,824	$183
Change in plan assets:
Fair value of plan assets	$8,344	$156	$6,784	$150
Actual return on plan assets	152	4	1,019	21
Company contributions	319	12	1,187	8
Benefits paid	(631)	(9)	(646)	(7)
Settlements	0	(2)	0	(14)
Plan merger	1	0	0	0
Effect of foreign currency exchange rate movements	0	(6)	0	(2)
Fair value of plan assets, December 31	$8,185	$155	$8,344	$156
Funded status, December 31	$(2,370)	$(28)	$(1,480)	$(27)

Schedule Of Amounts Recognized In Balance Sheet

Amounts recognized in the consolidated balance sheet:
Non-current asset	$0	$11	$0	$13
Current liability	(32)	(2)	(36)	(2)
Non-current liability	(2,338)	(37)	(1,444)	(38)
	$(2,370)	$(28)	$(1,480)	$(27)

Schedule Of Amounts In Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income under ASC 715 (pre- tax):
Prior service cost	$156	$0	$183	$0
Net actuarial loss	4,453	10	3,412	1
	$4,609	$10	$3,595	$1

Pension Benefit Adjustments Recognized In Other Comprehensive (Loss) Income

In millions	U.S. Plans	Non- U.S. Plans
Current year actuarial (gain) loss	$1,253	$8
Amortization of actuarial loss	(212)	0
Current year prior service cost	4	0
Amortization of prior service cost	(31)	0
Settlements	0	1
	$1,014	$9

Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

	2011		2010
In millions	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Projected benefit obligation	$10,555	$40	$9,824	$42
Accumulated benefit obligation	10,275	33	9,594	34
Fair value of plan assets	8,185	2	8,344	2

Major Actuarial Assumptions Used In Determining Benefit Obligations And Net Periodic Pension Cost For Defined Benefit Plans

	2011		2010		2009
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Actuarial assumptions used to determine benefit obligations as of December 31
Discount rate	5.10%	5.98%	5.60%	6.01%	5.80%	6.45%
Rate of compensation increase	3.75%	3.12%	3.75%	3.07%	3.75%	4.06%
Actuarial assumptions used to determine net periodic pension cost for years ended December 31
Discount rate	5.60%	6.01%	5.80%	6.45%	6.00%	6.37%
Expected long-term rate of return on plan assets	8.25%	7.79%	8.25%	8.20%	8.25%	8.88%
Rate of compensation increase	3.75%	3.07%	3.75%	4.06%	3.75%	3.81%

Effect Of A 25 Basis Point Decrease On Net Pension Expense

In millions	2012
Expense/(Income):
Discount rate	$27
Expected long-term rate of return on plan assets	21
Rate of compensation increase	(5)

Fair Value Of Pension Plans Assets By Asset Class

Fair Value Measurement at December 31, 2010
Asset Class	Total	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions
Equities – domestic	$1,921	$860	$1,057	$4
Equities – international	1,317	1,005	312	0
Common collective funds – fixed income	305	0	291	14
Corporate bonds	817	0	817	0
Government securities	936	0	936	0
Mortgage backed securities	194	0	194	0
Other fixed income	30	0	25	5
Commodities	264	0	30	234
Hedge funds	681	0	19	662
Private equity	415	0	0	415
Real estate	650	0	0	650
Derivatives	349	10	1	338
Cash and cash equivalents	465	5	460	0
Total Investments	$8,344	$1,880	$4,142	$2,322

Projected Future Pension Benefit Payments, Excluding Any Termination Benefits

In millions
2012	$641
2013	637
2014	641
2015	649
2016	657
2017 – 2021	3,444